ACQUISITIONS - Acquisition of Energy Labs, Inc (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2020
Schedule of total aggregate purchase consideration
Purchase consideration, net of cash acquired	$ 0.0	$ 124.3	$ 211.4
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Goodwill	605.8	634.0	$ 596.1	$ 611.7
Acquisition of Energy Labs, Inc
Additional Information
Discount rate			14.80%
Schedule of total aggregate purchase consideration
Purchase consideration - Cash	144.2
Purchase consideration - Contingent consideration	12.8	34.5
Purchase consideration	157.0
Less: Cash acquired	(7.5)
Purchase consideration, net of cash acquired	149.5
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Current assets	26.4
Property, plant and equipment, net	23.6
Intangible assets	73.7
Total identifiable assets	123.7
Current liabilities	13.3
Deferred income taxes	23.1
Total identifiable liabilities assumed	36.4
Goodwill	62.2
Purchase consideration, net of cash acquired	149.5
Total identifiable intangible assets acquired, their useful lives and fair values
Total finite-lived identifiable intangible assets	$ 73.7
Weighted average useful life of finite-lived intangibles (years)	8 years 10 months 24 days
Acquisition of Energy Labs, Inc | Minimum
Additional Information
Decrease in fair value of contingent consideration		10.0
Acquisition of Energy Labs, Inc | Maximum
Additional Information
Decrease in fair value of contingent consideration		$ 2.8
Acquisition of Energy Labs, Inc | Customer relationships
Total identifiable intangible assets acquired, their useful lives and fair values
Total finite-lived identifiable intangible assets	$ 59.7
Weighted average useful life of finite-lived intangibles (years)	10 years
Acquisition of Energy Labs, Inc | Developed Technology
Total identifiable intangible assets acquired, their useful lives and fair values
Total finite-lived identifiable intangible assets	$ 7.5
Weighted average useful life of finite-lived intangibles (years)	5 years
Acquisition of Energy Labs, Inc | Trademarks
Total identifiable intangible assets acquired, their useful lives and fair values
Total finite-lived identifiable intangible assets	$ 3.3
Weighted average useful life of finite-lived intangibles (years)	5 years
Acquisition of Energy Labs, Inc | Other Intangibles
Total identifiable intangible assets acquired, their useful lives and fair values
Total finite-lived identifiable intangible assets	$ 3.2
Weighted average useful life of finite-lived intangibles (years)	1 year